Accrued Expenses and Other Current Liabilities (Details) $ in Thousands, ¥ in Millions			1 Months Ended
	Jul. 20, 2023 USD ($)	Jul. 20, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued expenses				$ 2,000		$ 12,200
Income tax payable				$ 100
Balances payroll						$ 120	$ 4,000
Employee benefits					$ 400
Employee amounted			$ 100
Tianjin Jinghong Investment Development Group Co., Ltd [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Total consideration	$ 22,900	¥ 162.7